Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 22, 2017
T. Rowe Price Retirement Income 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement Income 2020 Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide monthly income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for investors to accumulate assets prior to the target date and also support regular monthly distributions throughout retirement using a managed payout program. The fund is primarily designed to help an investor who anticipates retiring at or about the target date. However, if an investor retires significantly earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund's target date.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund's managed payout program is designed to provide a higher level of income earlier in retirement, although a tradeoff of targeting a higher level of income earlier in retirement is that the income stream ultimately may not keep pace with inflation. While the fund will continue to target a 5% distribution rate, the income stream received from the fund later in retirement may decrease at a time when the overall costs of goods and services could continue to increase.

The fund's managed payout program helps the fund to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. The payout program targets making twelve equal monthly dividend payments that are expected to produce an annual payout of approximately 5% of the fund's average net asset value over the trailing five years. The monthly dividend amount is expected to remain constant from month to month for a particular calendar year. The dollar amount of the fund's scheduled monthly dividends for a particular calendar year will generally increase or decrease each January based on the fund's historical monthly performance over the previous five years (or, until the fund has five years of operating history, the monthly performance of a similarly managed fund). The twelve monthly dividends will be distributed to shareholders monthly and are not eligible to be reinvested.

Although the fund is designed for shareholders who are at or nearing retirement age, all fund shareholders will receive the monthly distributions regardless of age and retirement status. The fund's first monthly distribution is expected to occur in mid-June 2017. The fund's Board may change the managed payout program without a shareholder vote if the Board determines such a change would be in the interest of shareholders.

The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular distributions throughout retirement along with some portfolio growth. After the target date, the fund is designed to balance longevity and inflation risks along with the need for income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as "neutral" allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the I Classes of the underlying T. Rowe Price Funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund at its inception. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price Funds.

Retirement Income 2020 Fund
Asset Class		Sector	Neutral Allocation	I Class Fund(s)
Stocks	61.50%	Domestic Large-Cap Stocks	31.50%	Equity Index 500, Growth Stock, and/or Value
		Domestic Mid-Cap Stocks	4.90	Mid-Cap Growth, Mid-Cap Index, and/or Mid-Cap Value
		Domestic Small-Cap Stocks	4.50	New Horizons, Small-Cap Index, Small-Cap Stock, and/or Small-Cap Value
		International Developed Market Stocks	14.90	International Stock, International Value Equity, and/or Overseas Stock
		International Emerging Market Stocks	2.63	Emerging Markets Stock
		Inflation Focused Stocks	3.07	Real Assets
Bonds	38.50	Domestic Investment-Grade Bonds	22.05	New Income
		Domestic High Yield Bonds	3.15	High Yield
		International Bonds	3.15	International Bond
		Emerging Market Bonds	3.15	Emerging Markets Bond
		Inflation Focused Bonds	7.00	Limited Duration Inflation Focused Bond

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Managed payout risks The fund's income stream may not keep pace with the increase in the price of goods and services over time (i.e., inflation). It is anticipated that the fund will continue to make monthly distributions under its managed payout program regardless of the fund's investment performance. Since these distributions will be made from fund assets and shareholders are generally not expected to reinvest such distributions in additional fund shares, the fund's monthly cash distributions will reduce the amount of assets available for investment by the fund. In certain years, achieving the targeted annual payout rate through twelve equal monthly dividend payments may result in a drawdown on investment principal. For all of these reasons, there is no guarantee of principal for investors and no guarantee that the fund will provide a fixed or stable level of cash distributions at any time or over any particular period of time. In addition, the income provided by the fund is not designed to satisfy any required minimum distributions applicable to retirement accounts.

It is possible for the fund to suffer significant investment losses while simultaneously experiencing additional asset reductions as a result of its monthly distributions to shareholders. As a result, the dollar amount of the fund's monthly cash distributions could significantly increase or decrease from year to year depending on, among other things, the fund's performance, the timing of a shareholder's investment in the fund, and the amount and timing of prior distributions by the fund. Any fund redemptions, including redemptions made prior to the target date, will proportionately reduce the amount of future cash distributions to be received from the fund.

The fund is subject to the risk that the managed payout program may change at any time, without shareholder approval.

In addition, even if the fund's capital grows, it is possible that such growth will be insufficient for the fund to maintain the amount of its scheduled distributions without returning capital to shareholders. A return of capital distribution is generally nontaxable but reduces a shareholder's cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

Asset allocation risks The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform in comparison to other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risks Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risks Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risks The prices of, and the income generated by, the debt instruments held by an underlying bond fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, underlying funds with longer weighted average maturities or durations carry greater interest rate risk.

Credit risks An issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund's price or yield. The fund's exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment grade, also known as junk bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risks An underlying fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an underlying fund's ability to sell a holding at a suitable price.

International investing risks An underlying fund's investments in international securities may lose value because of adverse local, political, social, or economic developments overseas, or due to decreases in foreign currency values relative to the U.S. dollar. International securities tend to be more volatile and less liquid than investments in U.S. securities, and are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks are heightened for the underlying funds that focus on emerging markets. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2017, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2017, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
T. Rowe Price Retirement Income 2020 Fund | T. Rowe Price Retirement Income 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets		[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other expenses	rr_OtherExpensesOverAssets	0.82%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	$ 241

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).
[2]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2020) to pay the operating expenses of the fund excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Operating Expenses”), to the extent the Operating Expenses exceed 0.25% of the fund’s average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s Operating Expenses are below 0.25%. However, no reimbursement will be made more than three years after the payment of the Operating Expenses or if such reimbursement would cause the fund’s Operating Expenses to exceed 0.25%. The agreement may be terminated at any time beyond April 30, 2020, with approval by the fund’s Board of Directors.